United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4539

                      (Investment Company Act File Number)


                    Federated Adjustable Rate Securities Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 8/31/05


                      Date of Reporting Period: Quarter ended 11/30/04




Item 1.     Schedule of Investments



Federated Adjustable Rate Securities Fund
Portfolio of Investments
November 30, 2004 (unaudited)




         Principal
         Amount                                                                          Value
                              Adjustable Rate Mortgages--73.6%
                              Federal Home Loan Mortgage Corp. ARM--23.7%
$        645,136              3.084%, 1/1/2023                                   $       650,026
         2,848,753            3.115%, 6/1/2032                                           2,859,037
         586,424              3.197%, 3/1/2030                                           598,668
         6,008,502            3.291%, 9/1/2028                                           6,162,079
         4,089,916            3.354%, 2/1/2029                                           4,189,423
         6,565,967            3.536%, 7/1/2030                                           6,792,558
         5,101,946            3.607%, 7/1/2027                                           5,240,362
         2,864,934            3.634%, 7/1/2030                                           2,957,930
         10,375,124           3.638%, 7/1/2021                                           10,689,386
         3,446,138            3.647%, 4/1/2029                                           3,541,975
         3,824,810            3.671%, 2/1/2031                                           3,941,238
         2,429,592            3.711%, 4/1/2027                                           2,472,304
         5,565,552            3.734%, 4/1/2029                                           5,731,795
         794,618              3.765%, 9/1/2032                                           823,963
         2,317,941            3.776%, 9/1/2030                                           2,403,126
         3,001,609            3.781%, 2/1/2022                                           3,092,528
         592,569              3.889%, 7/1/2026                                           606,014
         483,867              4.492%, 9/1/2020                                           491,265
                              Total                                                      63,243,677
                              Federal national mortgage association
                              arm--47.2%
         3,263,512            2.401%, 6/1/2033                                           3,268,211
         691,744              2.959%, 5/1/2018                                           702,826
         14,136,331           2.995%, 5/1/2040 - 9/1/2040                                14,335,632
         5,861,113            3.039%, 5/1/2027                                           5,964,620
         848,910              3.097%, 1/1/2020                                           856,702
         1,506,210            3.125%, 5/1/2018                                           1,524,616
         4,474,329            3.155%, 2/1/2033                                           4,540,997
         10,159,466           3.174%, 9/1/2028                                           10,249,682
         3,477,222            3.306%, 2/1/2025                                           3,590,128
         903,926              3.438%, 2/1/2019                                           932,698
         13,351,167           3.466%, 5/1/2027                                           13,569,860
         869,626              3.630%, 2/1/2020                                           888,323
         1,774,837            3.633%, 9/1/2021                                           1,830,211
         4,876,066            3.671%, 10/1/2034                                          4,862,461
         6,135,804            3.673%, 1/1/2032                                           6,335,463
         1,694,276            3.677%, 2/1/2021                                           1,749,272
         16,200,072           3.713%, 5/1/2018 - 12/1/2032                               16,694,837
         3,493,212            3.721%, 4/1/2030                                           3,606,602
         305,739              3.755%, 3/1/2029                                           309,548
         3,053,060            3.757%, 10/1/2025                                          3,170,054
         1,127,043            3.759%, 9/1/2018                                           1,166,106
         2,573,134            3.856%, 11/1/2019                                          2,650,225
         3,435,026            3.875%, 1/1/2026                                           3,567,755
         1,056,908            3.909%, 10/1/2034                                          1,061,727
         2,466,677            3.927%, 5/1/2036                                           2,511,670
         1,326,969            3.940%, 7/1/2027                                           1,368,715
         2,701,449            3.944%, 7/1/2034                                           2,705,826
         1,038,366            3.980%, 10/1/2016                                          1,073,348
         1,522,747            4.095%, 10/1/2033                                          1,545,162
         1,722,601            4.103%, 5/1/2036                                           1,756,881
         1,160,140            4.467%, 11/1/2027                                          1,184,434
         5,699,019            4.988%, 4/1/2034                                           5,808,155
         455,133              6.431%, 10/1/2028                                          465,692
                              Total                                                      125,848,439
                              Government national mortgage association
                              arm--2.7%
         363,169              3.250%, 1/20/2030                                          367,237
         4,397,978            3.375%, 1/20/2022 - 5/20/2029                              4,454,219
         1,336,381            3.750%, 7/20/2023 - 9/20/2023                              1,351,680
         614,580              4.500%, 10/20/2029                                         630,228
         511,483              4.625%, 11/20/2023                                         519,708
                              TOTAL                                                      7,323,072
                              Total Adjustable Rate Mortgages
                              (identified cost $196,863,852)                             196,415,188
                              Collateralized Mortgage Obligations--21.4%
                              Federal Home Loan Mortgage Corp. REMIC--5.2%
         2,233,834            Series 2292 KF, 2.430%, 7/25/2022                          2,237,294
         1,085,828            Series 2396 FL, 2.690%, 12/15/2031                         1,091,355
         1,144,082            Series 2396 FM, 2.540%, 12/15/2031                         1,146,667
         1,454,463            Series 2451 FB, 2.640%, 3/15/2032                          1,463,554
         1,200,169            Series 2585 FD, 2.590%, 12/15/2032                         1,204,586
         6,658,205            Series 2625 FJ, 2.390%, 7/15/2017                          6,643,822
                              TOTAL                                                      13,787,278
                              Federal national mortgage association
                              REMIC--8.7%
         3,832,264            Series 1995-17 B, 3.141%, 2/25/2025                        3,922,190
         3,642,873            Series 2001-46 F, 2.528%, 9/18/2031                        3,644,913
         1,367,642            Series 2002-41 F, 2.730%, 7/25/2032                        1,371,936
         821,880              Series 2002-50 FH, 2.580%, 12/25/2029                      823,162
         5,628,702            Series 2002-52 FG, 2.680%, 9/25/2032                       5,647,670
         1,142,433            Series 2002-58 LF, 2.580%, 1/25/2029                       1,144,535
         2,747,450            Series 2002-82 FK, 2.630%, 10/25/2031                      2,748,989
         1,243,863            Series 2003-21 FK, 2.580%, 3/25/2033                       1,242,420
         1,282,669            Series 2003-23 CF, 2.580%, 5/25/2031                       1,284,529
         1,369,412            Series 2003-24 FA, 2.680%, 4/25/2033                       1,383,668
                              TOTAL                                                      23,214,012
                              Government national mortgage association
                              REMIC--1.1%
         1,756,214            Series 1999-43 FA, 2.551%, 11/16/2029                      1,761,342
         1,118,505            Series 2001-21 FB, 2.501%, 1/16/2027                       1,120,530
                              TOTAL                                                      2,881,872
                              non-Agency Mortgage--6.4%
         2,310,217            Bank of America Mortgage Securities 2003-2,
                              Class 2A1, 2.681%, 4/25/2018                               2,324,055
         3,019,600            Countrywide Home Loans 2003-15, Class 1A1,
                              2.681%, 6/25/2018                                          3,026,676
         6,037,256            Master Asset Securitization Trust 2003-8,
                              Class 3A2, 2.581%, 9/25/2033                               6,040,999
         366,810              Residential Accredit Loans, Inc. 2002-QS5,
                              Class A6, 2.580%, 4/25/2032                                367,085
         3,337,139            Residential Asset Securitization Trust
                              2003-A1, Class A2, 2.681%, 3/25/2033                       3,315,748
         2,022,975            Washington Mutual 2003-S6, Class 2A3,
                              4.750%, 7/25/2018                                          2,021,579
                              TOTAL                                                      17,096,142
                              Total Collateralized Mortgage Obligations
                              (identified cost $56,910,299)                              56,979,304
                              Mortgage Backed Securities--1.2%
         11,685               Federal National Mortgage Association,
                              12.000%, 3/1/2013                                          13,366
         3,118,646            Federal National Mortgage Association,
                              5.000%, 7/1/2018 - 5/1/2019                                3,164,653
         114,801              Government National Mortgage Association,
                              8.500%, 1/15/2030                                          125,948
                              Total Mortgage Backed Securities
                              (identified cost $3,315,950)                               3,303,967
                              Repurchase Agreement--3.1%
         8,192,000            Interest in $2,000,000,000 joint repurchase
                              agreement with UBS Securities LLC, 2.080%,
                              dated 11/30/2004, to be repurchased at
                              $8,192,473 on 12/1/2004, collateralized by
                              U.S. Government Agency Obligations with
                              various maturities to 8/15/2034, collateral
                              market value $2,060,004,602 (at amortized
                              cost)                                                      8,192,000
                              Total Investments--99.3%
                               (identified cost $265,282,101)1                           264,890,459
                              OTHER ASSETS AND LIABILITIES - NET -0.7%                   1,800,295
                              TOTAL NET ASSETS --100%                            $       266,690,754


1 The cost of investments for federal tax purposes amounts to $265,282,101. The net unrealized depreciation for federal tax purpose was $391,642. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $535,594 and net unrealized depreciation from investments for those securities having as excess of cost over value of $927,236.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

Investment Valuation

U.S. government and agency securities and other fixed income securities and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees"). The following acronyms are used throughout this portfolio:

ARM -- Adjustable Rate Mortgage
REMIC -- Real Estate Mortgage Investment Conduit


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Adjustable Rate Securities Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005